Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 4.1%
ATI, Inc., 5.88%, 06/15/33 ............ USD 46 $ 46,284
Axon Enterprise, Inc., 6.25%, 03/15/33
(a)
.... 77 78,126
Bombardier, Inc., 6.75%, 06/15/33
(a)
...... 77 79,293
TransDigm, Inc.
(a)
6.00% , 01/15/33 .................. 153 152,909
6.38% , 05/31/33 .................. 268 267,930
624,542
Automobile Components — 2.6%
Adient Global Holdings Ltd., 7.50%, 02/15/33
(a) (b)
81 83,620
Allison Transmission, Inc., 5.88%, 12/01/33
(a)
. 47 46,272
American Axle & Manufacturing, Inc., 7.75%,
10/15/33
(a) (b)
.................... 130 127,940
Forvia SE, 6.75%, 09/15/33
(a)
.......... 50 49,687
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ...................... 46 40,077
IHO Verwaltungs GmbH, 7.37%, (7.37% Cash or
8.13% PIK), 05/15/33
(a) (c)
............ 50 51,853
399,449
Biotechnology — 0.7%
Genmab A/S, 7.25%, 12/15/33
(a)
......... 96 99,042
Broadline Retail — 0.8%
(a)
Macy's Retail Holdings LLC, 7.38%, 08/01/33
(b)
53 55,217
Match Group Holdings II LLC, 6.13%, 09/15/33 71 69,143
124,360
Building Products — 2.3%
(a)
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ...................... 77 79,316
Quikrete Holdings, Inc., 6.75%, 03/01/33 ... 153 155,013
Standard Building Solutions, Inc., 6.25%,
08/01/33 ...................... 111 109,798
344,127
Capital Markets — 1.9%
(a)
Jane Street Group, 6.75%, 05/01/33 ...... 204 207,949
Osaic Holdings, Inc., 8.00%, 08/01/33 ..... 74 75,013
282,962
Chemicals — 5.5%
Bond US Bidco 1, Inc., 7.13%, 06/15/33
(a)
... 75 75,474
Celanese US Holdings LLC
6.75% , 04/15/33 .................. 112 114,273
7.70% , 11/15/33
(d)
................. 102 108,268
Chemours Co. (The), 8.00%, 01/15/33
(a)
.... 65 64,063
FMC Corp., 5.65%, 05/18/33 ........... 53 47,366
Olin Corp., 6.63%, 04/01/33
(a)
.......... 61 59,705
Olympus Water US Holding Corp., Series 144*,
7.25%, 02/15/33
(a)
................ 161 157,693
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(a)
..................... 104 101,815
Stonepeak Motion Holdco Ltd., 6.13%,
07/15/33
(a)
..................... 50 49,727
WR Grace Holdings LLC, 7.00%, 08/01/33
(a)
. 51 48,922
827,306
Commercial Services & Supplies — 1.7%
(a)
ADT Security Corp. (The), 5.88%, 10/15/33 .. 102 99,135
Clean Harbors, Inc., 5.75%, 10/15/33 ...... 76 75,585
Waste Pro USA, Inc., 7.00%, 02/01/33 ..... 85 86,461
261,181
Security
Par (000)
Par (000) Value
Construction & Engineering — 1.1%
(a)
AECOM, 6.00%, 08/01/33 ............ USD 121 $ 120,336
Tutor Perini Corp., 6.63%, 07/15/33 ....... 42 42,163
162,499
Consumer Finance — 2.4%
Ally Financial, Inc., 6.70%, 02/14/33 ...... 55 56,001
Navient Corp., 5.63%, 08/01/33 ......... 62 51,217
OneMain Finance Corp.
6.50% , 03/15/33
(b)
................. 79 77,139
6.75% , 09/15/33 .................. 102 100,430
Synchrony Financial, 7.25%, 02/02/33 ..... 76 78,054
362,841
Consumer Staples Distribution & Retail — 1.1%
(a)
Albertsons Cos., Inc., 6.25%, 03/15/33 ..... 60 58,179
KeHE Distributors LLC, 7.13%, 04/30/33
(b)
... 52 52,866
US Foods, Inc., 5.75%, 04/15/33 ........ 51 50,574
161,619
Containers & Packaging — 2.9%
Ball Corp., 5.50%, 09/15/33 ........... 77 76,550
Crown Americas LLC, 5.88%, 06/01/33 .... 71 70,840
Owens-Brockway Glass Container, Inc., 9.50%,
06/01/33
(a) (b)
.................... 50 49,186
Sealed Air Corp., 6.88%, 07/15/33
(a)
...... 46 44,955
Sword Purchaser LLC, 8.25%, 04/15/33
(a)
... 188 192,296
433,827
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.63%, 12/01/33
(a)
... 52 50,918
Diversified REITs — 0.4%
Vornado Realty LP, 5.75%, 02/01/33 ...... 54 53,462
Diversified Telecommunication Services — 5.1%
CCO Holdings LLC
(a)(b)
7.00% , 02/01/33 .................. 178 170,532
4.50% , 06/01/33 .................. 179 152,250
Fibercop SpA, Series 2033, 6.38%, 11/15/33
(a)
48 47,260
Level 3 Financing, Inc., 6.88%, 06/30/33
(a)
... 203 205,569
Telecom Italia Capital SA, 6.38%, 11/15/33 .. 48 49,520
Uniti Services LLC, 7.50%, 10/15/33
(a)
..... 143 146,235
771,366
Electric Utilities — 1.6%
(a)
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(b)
46 45,197
NRG Energy, Inc., 6.00%, 02/01/33 ....... 90 89,691
XPLR Infrastructure Operating Partners LP,
8.63%, 03/15/33
(b)
................ 95 101,483
236,371
Energy Equipment & Services — 2.6%
(a)
Bristow Group, Inc., 6.75%, 02/01/33 ...... 51 51,048
Kodiak Gas Services LLC, 6.50%, 10/01/33 .. 79 78,949
USA Compression Partners LP, 6.25%, 10/01/33 77 75,775
WBI Operating LLC, 6.50%, 10/15/33 ..... 61 60,870
Weatherford International Ltd., 6.75%, 10/15/33
(b)
122 123,464
390,106
Financial Services — 4.8%
(a)
Block, Inc., 6.00%, 08/15/33 ........... 102 101,232
Burford Capital Global Finance LLC, 7.50%,
07/15/33 ...................... 50 42,176
Freedom Mortgage Holdings LLC, 7.88%,
04/01/33 ...................... 49 47,301
PennyMac Financial Services, Inc., 6.88%,
02/15/33 ...................... 87 82,569
Rocket Cos., Inc., 6.38%, 08/01/33 ....... 204 205,353
Rocket Mortgage LLC, 4.00%, 10/15/33 .... 83 73,330
Walker & Dunlop, Inc., 6.63%, 04/01/33 .... 44 44,063

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
WEX, Inc., 6.50%, 03/15/33 ........... USD 57 $ 56,764
WS Escrow LLC, 7.75%, 06/01/33 ....... 71 73,435
726,223
Food Products — 1.6%
(a)
Industrial F&B Investments III, Inc., 7.75%,
02/11/33 ...................... 79 80,148
J&F LUXEMBOURG FINANCE SARL, 8.00%,
04/23/33 ...................... 35 33,567
Post Holdings, Inc., 6.38%, 03/01/33 ...... 122 120,196
233,911
Health Care Equipment & Supplies — 0.3%
Insulet Corp., 6.50%, 04/01/33
(a)
......... 45 45,544
Health Care Providers & Services — 2.8%
(a)
Acadia Healthcare Co., Inc., 7.38%, 03/15/33 . 56 57,826
Accendra Health, Inc., 9.75%, 06/15/33 .... 40 26,541
DaVita, Inc., 6.75%, 07/15/33 .......... 99 101,578
Molina Healthcare, Inc., 6.25%, 01/15/33 ... 83 82,140
TEAM Services Holding, Inc., 9.00%, 02/15/33 69 69,984
Tenet Healthcare Corp., 6.00%, 11/15/33 ... 77 77,289
415,358
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP, 6.50%, 06/15/33
(a)
. 64 65,105
Hotels, Restaurants & Leisure — 8.7%
(a)
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33 ...................... 71 70,674
Acushnet Co., 5.63%, 12/01/33 ......... 52 51,020
Brightstar Lottery plc, 5.75%, 01/15/33 ..... 75 72,327
Carnival Corp. Ltd., 6.13%, 02/15/33 ...... 46 46,012
Gaia Purchaser, Inc., 7.63%, 07/15/33 ..... 105 105,329
Hilton Domestic Operating Co., Inc.
5.88% , 03/15/33 .................. 94 93,946
5.75% , 09/15/33 .................. 102 101,117
Light & Wonder International, Inc., 6.25%,
10/01/33 ...................... 100 98,247
Marriott Ownership Resorts, Inc., 6.50%,
10/01/33
(b)
..................... 59 58,031
Melco Resorts Finance Ltd., 6.50%, 09/24/33 . 45 43,391
MGM China Holdings Ltd., 6.25%, 05/15/33 .. 70 67,240
NCL Corp. Ltd., 6.25%, 09/15/33
(b)
....... 85 80,775
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33 ...................... 62 62,361
Travel + Leisure Co., 6.13%, 09/01/33 ..... 52 51,082
Viking Cruises Ltd., 5.88%, 10/15/33 ...... 174 172,112
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33 ...................... 66 64,218
Wynn Resorts Finance LLC, 6.25%, 03/15/33 . 81 80,290
1,318,172
Household Durables — 1.8%
Ashton Woods USA LLC, 6.88%, 08/01/33
(a)
. 46 45,928
Century Communities, Inc., 6.63%, 09/15/33
(a)
50 50,191
K. Hovnanian Enterprises, Inc., 8.38%,
10/01/33
(a)
..................... 46 46,734
Mattamy Group Corp., 6.00%, 12/15/33
(a)
... 48 45,857
Whirlpool Corp.
5.50% , 03/01/33 .................. 32 24,909
6.50% , 06/15/33 .................. 61 51,678
265,297
Household Products — 0.3%
Energizer Holdings, Inc., 6.00%, 09/15/33
(a)
.. 41 38,947
Security
Par (000)
Par (000) Value
Insurance — 0.5%
(a)
Amynta Agency Borrower, Inc., 7.50%, 07/15/33 USD 35 $ 34,181
Jones Deslauriers Insurance Management, Inc.,
6.88%, 10/01/33 ................. 41 38,688
72,869
Interactive Media & Services — 1.0%
Snap, Inc., 6.88%, 03/01/33
(a) (b)
......... 154 150,513
Machinery — 2.2%
(a)
Amsted Industries, Inc., 6.38%, 03/15/33 ... 53 53,376
Columbus McKinnon Corp., 7.13%, 02/01/33 . 95 95,780
CompoSecure Holdings LLC, 5.63%, 02/01/33 92 88,337
Enpro, Inc., 6.13%, 06/01/33 ........... 43 43,143
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.. 51 50,065
330,701
Media — 8.2%
Clear Channel Outdoor Holdings, Inc., 7.50%,
03/15/33
(a)
..................... 84 88,162
Gray Media, Inc., 7.25%, 08/15/33
(a) (b)
..... 81 80,071
Lamar Media Corp., 5.38%, 11/01/33
(a)
..... 40 38,883
Neptune Bidco US, Inc., 9.50%, 02/15/33
(a)
.. 153 155,916
Nexstar Media, Inc., 6.50%, 09/15/33
(a)
..... 345 343,384
Paramount Global, 5.50%, 05/15/33 ...... 46 40,136
Sinclair Television Group, Inc.
(a)
8.13% , 02/15/33 .................. 144 148,399
9.75% , 02/15/33 .................. 42 46,777
Univision Communications, Inc., 8.88%,
04/15/33
(a)
..................... 153 148,159
Virgin Media O2 Vendor Financing Notes VI
DAC, 8.50%, 03/15/33
(a)
............ 52 33,379
VZ Secured Financing BV, 7.50%, 01/15/33
(a)
. 117 105,064
1,228,330
Metals & Mining — 2.2%
(a)
Capstone Copper Corp., 6.75%, 03/31/33 ... 58 58,252
Cleveland-Cliffs, Inc., 7.38%, 05/01/33 ..... 92 92,955
Commercial Metals Co., 5.75%, 11/15/33 ... 102 100,286
Novelis Corp., 6.38%, 08/15/33 ......... 77 76,817
328,310
Oil, Gas & Consumable Fuels — 8.5%
Antero Midstream Partners LP, 5.75%,
10/15/33
(a)
..................... 63 61,925
Ascent Resources Utica Holdings LLC, 6.63%,
07/15/33
(a)
..................... 53 53,225
Chord Energy Corp., 6.75%, 03/15/33
(a)
.... 77 78,330
CQP Holdco LP, 7.50%, 12/15/33
(a)
....... 48 50,289
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
..................... 102 102,473
Delek Logistics Partners LP, 7.38%, 06/30/33
(a)
70 71,642
Genesis Energy LP, 8.00%, 05/15/33 ...... 63 65,530
Global Partners LP, 7.13%, 07/01/33
(a)
..... 48 48,660
Hilcorp Energy I LP, 8.38%, 11/01/33
(a)
..... 63 66,110
Matador Resources Co., 6.25%, 04/15/33
(a)
.. 77 75,768
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(a)
.. 74 74,052
Rockies Express Pipeline LLC, 6.75%,
03/15/33
(a)
..................... 51 51,853
SM Energy Co., 9.63%, 06/15/33
(a)
....... 77 84,697
Sunoco LP, 6.25%, 07/01/33
(a)
.......... 104 104,248
Venture Global Calcasieu Pass LLC, 3.88%,
11/01/33
(a)
..................... 128 112,390
Venture Global Plaquemines LNG LLC, 7.50%,
05/01/33
(a)
..................... 128 138,936
Vermilion Energy, Inc., 7.25%, 02/15/33
(a)
... 42 41,496
1,281,624

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
HLF Financing SARL LLC, 7.75%, 05/01/33
(a)
. USD 81 $ 81,497
Professional Services — 1.3%
(a)
CACI International, Inc., 6.38%, 06/15/33 ... 148 149,114
Science Applications International Corp., 5.88%,
11/01/33 ...................... 49 47,959
197,073
Real Estate Management & Development — 0.8%
(a)
Forestar Group, Inc., 6.50%, 03/15/33 ..... 52 52,192
Kennedy-Wilson, Inc., 7.25%, 06/01/33 .... 72 72,887
125,079
Semiconductors & Semiconductor Equipment — 0.9%
(a)
Amkor Technology, Inc., 5.88%, 10/01/33 ... 51 49,665
Qnity Electronics, Inc., 6.25%, 08/15/33 .... 83 83,422
133,087
Software — 4.2%
(a)
Cloud Software Group LLC, 6.63%, 08/15/33 . 101 88,190
Fair Isaac Corp., 6.00%, 05/15/33 ........ 152 147,152
Gen Digital, Inc., 6.25%, 04/01/33 ........ 97 95,497
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/33 . 295 305,857
636,696
Specialized REITs — 0.8%
Iron Mountain, Inc., 6.25%, 01/15/33
(a)
..... 123 123,494
Specialty Retail — 2.7%
Advance Auto Parts, Inc., 7.38%, 08/01/33
(a)
. 100 103,197
Bath & Body Works, Inc., 6.95%, 03/01/33 .. 27 26,858
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(a)
. 203 201,212
PetSmart LLC, 10.00%, 09/15/33
(a)
....... 75 74,622
405,889
Textiles, Apparel & Luxury Goods — 1.9%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(a) (c)
...... 237 254,477
VF Corp., 6.00%, 10/15/33 ............ 28 27,486
281,963
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 2.9%
(a)
EquipmentShare.com, Inc., 8.00%, 03/15/33 . USD 50 $ 50,556
FTAI Aviation Investors LLC, 5.88%, 04/15/33
(b)
50 49,330
Herc Holdings, Inc., 7.25%, 06/15/33 ...... 113 116,600
United Rentals North America, Inc., 5.38%,
11/15/33 ...................... 146 142,148
WESCO Distribution, Inc., 6.38%, 03/15/33 .. 81 82,378
441,012
Transportation Infrastructure — 0.2%
Carrix, Inc., 6.13%, 08/01/33
(a)
.......... 36 35,841
Wireless Telecommunication Services — 1.1%
(a)
Altice France Lux 3, 10.00%, 01/15/33 ..... 95 93,349
Vmed O2 UK Financing I plc, 6.75%, 01/15/33 86 68,826
162,175
Total Long-Term Investments — 97 .7%
(Cost: $ 14,798,848 ) ............................... 14,710,688
Shares
Shares
Short-Term Securities
Money Market Funds — 9.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g)
.................. 1,297,875 1,298,264
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 132,339 132,339
Total Short-Term Securities — 9 .5%
(Cost: $ 1,430,592 ) ............................... 1,430,603
Total Investments — 107 .2%
(Cost: $ 16,229,440 ) ............................... 16,141,291
Liabilities in Excess of Other Assets — (7.2) % ............. (1,077,372)
Net Assets — 100.0% ...............................
$ 15,063,919
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2033 Term High Yield and Income ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,298,291
(b)
$ — $ (38) $ 11 $ 1,298,264 1,297,875 $ 743
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 132,339
(b)
— — — 132,339 132,339 898 —
$ (38) $ 11 $ 1,430,603 $ 1,641 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 14,710,688 $ — $ 14,710,688
Short-Term Securities
Money Market Funds ...................................... 1,430,603 — — 1,430,603
$ 1,430,603 $ 14,710,688 $ — $ 16,141,291
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust